Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 2,497,218	$ 2,196,063
General and administrative	2,622,945	3,217,280
Depreciation and amortization of intangible assets	97,113	94,298
Restructuring charges	726,280	0
Total operating expenses	5,943,556	5,507,641
Loss from operations	(5,943,556)	(5,507,641)
Other income (expense):
Other income	68,772	10,922
Amortization of debt discount	(35,513)	(2,044,241)
Loss on forward purchase agreement	(10,268,130)	0
Change in fair value of derivative liabilities	826,980	1,259,287
Loss on debt extinguishment	0	(1,064,692)
Total other income (expense)	(10,261,696)	(3,543,693)
Loss from continuing operations before provision for income taxes	(16,205,252)	(9,051,334)
Provision for income taxes	0	0
Loss from continuing operations	(16,205,252)	(9,051,334)
Income from discontinued operations attributable to common shareholders	760,165	0
Net loss	(15,445,087)	(9,051,334)
Dividends on Series A, Series C-1, and C-2 preferred stock	(676,023)	(556,501)
Net loss attributable to common stockholders	$ (16,121,110)	$ (9,607,835)
Basic
Net loss from continuing operations - basic	$ (1.53)	$ (5.47)
Discontinued operations, net of tax - basic	0.07	0
Net loss per common share - basic	(1.46)	(5.47)
Diluted
Net loss from continuing operations - diluted	(1.53)	(5.47)
Discontinued operations, net of tax - diluted	0.07	0
Net loss per common share - diluted	$ (1.46)	$ (5.47)
Weighted average of shares outstanding , Basic	11,021,167	1,756,817
Weighted average of shares outstanding , Diluted	11,021,167	1,756,817
Related Party [Member]
Other income (expense):
Interest expense	$ 0	$ (52,471)
Nonrelated Party [Member]
Other income (expense):
Interest expense	$ (853,805)	$ (1,652,498)